Business Segment and Geographical Information - Distribution of Long-lived Assets, Net, by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Long-lived assets	$ 501,517	$ 504,152
Ireland
Segment Reporting Information [Line Items]
Long-lived assets	199,051	143,025
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	94,046	99,721
U.S.
Segment Reporting Information [Line Items]
Long-lived assets	159,245	213,311
Other
Segment Reporting Information [Line Items]
Long-lived assets	$ 49,175	$ 48,095